Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred Stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001		$ 0.0001
Preferred Stock, shares authorized	1,000,000		1,000,000		1,000,000
Preferred Stock, shares issued
Preferred Stock, outstanding
Common Stock, par value (in Dollars per share)	$ 0.0001	[1]	$ 0.0001	[1]	$ 0.0001
Common Stock, shares authorized	100,000,000	[1]	100,000,000	[1]	100,000,000
Common Stock, shares issued	4,935,826	[1]	2,445,364	[1]	742,416
Common Stock, shares outstanding	4,935,826	[1]	2,445,364	[1]	742,416

[1]	Giving retroactive effect to reverse recapitalization effected on March 11, 2024 and the 1-for-30 reverse stock split effected on November 21, 2024